Contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Current contract assets
Accrued revenue			$ 20.3	$ 31.7
Current contract assets			20.3	31.7
Non-current contract assets			0.0	0.0
Total contract assets	$ 20.3	$ 39.1	$ 20.3	$ 31.7
Contract assets
Net balance at January 1,	31.7	39.1
Additions to accrued revenue	80.7	100.4
Amortization of acquired contract backlog and billing of accrued revenue	(92.1)	(107.8)
Total contract assets	$ 20.3	$ 31.7